Unaudited Interim Condensed Consolidated Statements of Cash Flow - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flow from operating activities:
Net loss for the period	$ (4,771)	$ (4,981)
Adjustments:
Depreciation and amortization	691	1,031
Share based compensation	(3)	478
Change in fair value of derivative liabilities – warrants	(423)	(439)
Capital loss from sale of fixed assets	16
Accrued interest of long-term loans	81	52
Changes in deferred tax		(9)
Change in fair value of convertible debenture	794
Total adjustments	1,156	1,113
Changes in assets and liabilities:
Decrease (Increase) in trade receivable	45	(28)
Decrease in other accounts receivable	493	39
Decrease in inventories	44	254
Increase (decrease) in trade payables	196	(955)	[1]
Increase (decrease) in other accounts payable	1,650	1,799	[1]
Accrued interest on loan from controlling shareholder	23	260
Change in restricted deposit	1	6
Total assets and liabilities	2,452	1,375
Net cash used in operating activities	(1,163)	(2,493)
Cash flow from investing activities
Purchase of property, plant and equipment		(207)
Proceeds from sale of fixed assets	66
Deposit in restricted deposit		82
Net cash used in / provided by investing activities	66	(125)
Cash flow from financing activities
Issuance of ordinary shares, net	13,414	5,789
Loan received from controlling shareholder	347	121
Receipts of long-term loans		873
Principal paid on lease liabilities	(189)	(259)
Repayment of long -term loans	(123)	(194)
Short-term bank credit		(93)
Repayment of financial liability		(3,001)
Receipt (repayment (convertible debenture	343	(75)
Receipt of derivative liabilities – warrants	407
Net cash provided by financing activities	14,199	3,161
Increase (decrease) in cash and cash equivalents	13,102	543
Cash and cash equivalents at beginning of the period	278
Effects of exchange rate changes on cash and cash equivalents			[1]
Cash and cash equivalents at the end of the period	13,380	543
Conversion of convertible debenture into shares		722
Conversion of convertible debenture into financial liability		682
Conversion of loans into shares	959
Conversion of loan from controlling shareholder into shares		5,000
Non-cash issuance expenses in warrants		$ 485

[1]	Reclassification